OTHER RECEIVABLES AND PREPAYMENTS	12 Months Ended
Dec. 31, 2018
Disclosure Of OTHER RECEIVABLES AND PREPAYMENTS [Abstract]
Disclosure of other receivables and prepayments [text block]
18.	OTHER RECEIVABLES AND PREPAYMENTS

	As of December 31,
	2018	2017
	RMB’000	RMB’000
Prepayments for advertising	4,673	2,152
VAT recoverable	-	-
	4,912	2,152

All of the other receivables and prepayments are expected to be recovered or recognized as expense within one year. The net carrying value of these balances is considered a reasonable approximation of fair value.